REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of disaggregated revenues

	Precision Logistics		Authentication		Consolidated
Revenue	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024	2025	2024

ProActive services	$13,165	$19,365	$-	$-	$13,165	$19,365
Premium services	3,077	4,401	-	-	3,077	4,401
Brand protection services	-	-	156	441	156	441
	$16,242	$23,766	$156	$441	$16,398	$24,207

Schedule of contract assets

	Contract Asset
	December 31,
In Thousands	2025	2024
Beginning balance, January 1	$733	$1,282
Contract asset additions	5,841	8,572
Reclassification to accounts receivable, billed to customers	(6,236)	(9,121)
Ending balance (1)	$338	$733

______________

(1)	Included within "Unbilled revenue" on the accompanying Consolidated Balance Sheets.

Open World Ltd. [Member]
Schedule of disaggregated revenues

	2025	2024
Digital assets and capital markets infrastructure	32,187,179	34,732,400
Advisory and onboarding	3,561,320	4,894,073
Total revenue	35,748,499	39,626,473